Financial Instruments and Financial Risk Management (Details) - Schedule of financial liabilities that were measured at fair value - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Financial Instruments and Financial Risk Management (Details) - Schedule of financial liabilities that were measured at fair value [Line Items]
Fair value of warrants	$ 1,519	$ 1,948
Unrecognized Day 1 loss (see note 13)	(60)	(347)
Warrants, net	1,459	1,601
Level 1 of fair value hierarchy [member]
Financial Instruments and Financial Risk Management (Details) - Schedule of financial liabilities that were measured at fair value [Line Items]
Fair value of warrants	1,419	1,504
Unrecognized Day 1 loss (see note 13)
Warrants, net	1,419	1,504
Level 3 of fair value hierarchy [member]
Financial Instruments and Financial Risk Management (Details) - Schedule of financial liabilities that were measured at fair value [Line Items]
Fair value of warrants	100	444
Unrecognized Day 1 loss (see note 13)	(60)	(347)
Warrants, net	$ 40	$ 97